Commitments, contingencies and guarantees - Commitments Outstanding (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014
Commitments to extend credit [Member]
Commitments [Line Items]
Commitments outstanding	¥ 514,715	¥ 479,634
Commitments to invest in partnerships [Member]
Commitments [Line Items]
Commitments outstanding	24,864	18,460
Commitments to purchase aircraft [Member]
Commitments [Line Items]
Commitments outstanding		¥ 4,409